Share-based Compensation - Summary of the restricted shares activities (Details) - Restricted shares - TuanChe Limited Share Incentive Plan (the "Plan") - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of restricted shares
Outstanding Balance	11,489,258	0
Granted	11,527,950	24,407,184
Forfeit	(733,764)
Vested	(13,070,570)	(12,917,926)
Outstanding Balance	9,212,874	11,489,258
Weighted-Average Grant-Date Fair Value
Outstanding Balance	$ 1.595	$ 0.000
Granted	1.440	1.595
Forfeit	1.593
Vested	1.623	1.595
Outstanding Balance	$ 1.364	$ 1.595